Cryptocurrencies (Tables)	12 Months Ended
Dec. 31, 2025
Crypto Asset, Holding [Line Items]
Schedule of short-term investments and long-term investment classified by security type

Short-term investments and long-term investment classified by security type as of December 31, 2024 and 2025 consisted of the following:

	As of December 31, 2024					As of December 31, 2025
	Adjusted cost	Gross unrealized Gains	Gross unrealized Losses	Short-term investments	Long-term investment	Adjusted cost	Gross unrealized Gains	Gross unrealized Losses	Short-term investments	Long-term investment
	(in thousands)
Held to maturity investments
Time deposits (Note a)	20,569	—	—	—	20,569	21,100	—	—	21,100	—
Structured deposits (Note b)	190,027	—	—	190,027	—	239,330	—	—	239,330	—

Trading investments
Government securities	8,595	40	(100)	8,535	—	7,022	79	—	7,101	—
Total investments	219,191	40	(100)	198,562	20,569	267,452	79	—	267,531	—

Schedule of cryptocurrencies holdings

Cryptocurrencies holdings were comprised of the following:

	As of December 31,
	2024	2025
	(in thousands)
Current assets
USDT	30,079	6,035

Non-current assets
ETH	124,554	149,158
ETH-FalconX Staked	—	20,958
ETH-PoS Technology Platform Staked	—	692
ETH-Coinbase Staked	16,688	15,823
Bitcoin	7,049	886
Others (Note a)	499	90
	148,790	187,607

Schedule of cryptocurrencies holdings activity

The following table presents the Group’s cryptocurrency holdings as of December 31, 2025:

	Quantity	Cost basis	Fair Value
		(in thousands)
USDT	858,555	6,035	6,035
ETH	7,117	129,766	149,158
ETH-FalconX Staked	1,000	18,776	20,958
ETH-PoS Technology Platform Staked	33	652	692
ETH-Coinbase Staked	676	13,739	15,823
Bitcoin	1	1,051	886
Others (Note a)	Multiple	455	90

USDT [Member]
Crypto Asset, Holding [Line Items]
Schedule of cryptocurrency additional information

The following table presents additional information about USDT for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	(in thousands)
Opening balance	—	30,079
Collection of USDT from sales of mining products	125,242	32,433
Exchange of USDT into USDC	(43,525)	(7,131)
Exchange of USDT into USD	(1,786)	(17,491)
Exchange of USDT into ETH	(49,771)	(31,056)
Payment of services fees and other expenses	(352)	(565)
Changes in fair value of USDT	(42)	66
Foreign exchange gain	313	(300)
Ending balance	30,079	6,035

ETH and ETH-Coinbase Staked [Member]
Crypto Asset, Holding [Line Items]
Schedule of cryptocurrency additional information

The following table presents additional information about ETH and staked ETH for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	(in thousands)
Opening balance	645	141,242
Cumulative-effect adjustment of opening balance due to adoption of ASU 2023-08	332	—
Purchase of ETH and ETH-Coinbase Staked in cash	67,465	12,719
Collection of ETH from sales of mining products	2,394	1,138
Collection of ETH from exchange of USDT	49,771	31,056
Payment of services fees and other expenses	(2)	—
Changes in fair value of ETH and ETH-Coinbase Staked	19,372	5,107
Foreign exchange gain	1,265	(4,631)
Ending balance	141,242	186,631

Bitcoin and Other Cryptocurrencies [Member]
Crypto Asset, Holding [Line Items]
Schedule of cryptocurrency additional information

The following table presents additional information about Bitcoin and others (“Others”) for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	(in thousands)
Opening balance	—	7,548
Collection of Others from sales of mining products	5,309	3,053
Purchase of Others in cash	734	—
Disposal of Others in cash	(541)	(9,221)
Payment of services fees and other expenses	(5)	—
Changes in fair value of Others (Note a)	1,992	(335)
Foreign exchange gain	59	(69)
Ending balance	7,548	976